33 Supplemental cash flow information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Informations Abstract
Supplemental cash flow information
33	Supplemental cash flow information

	2020	2019	2018

Total additions to contract assets (Note 14)	3,948,158	3,532,283	3,188,943
Total additions to intangible assets (Note 15 (b))	411,285	1,788,907	1,144,728

Items not affecting cash (see breakdown below)	(1,095,285)	(2,125,943)	(2,201,112)

Total additions to intangible assets as per statement of cash flows	3,300,158	3,195,247	2,132,559

Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 15 (d))	238,330	233,251	488,502
Contractors payable	142,514	252,675	297,872
Program contract commitments	4,422	35,817	149,974
Public Private Partnership - São Lourenço PPP (Note 15 (g))	-	10,591	273,737
Performance agreements	314,720	78,296	-
Right of use	28,549	113,233	-
Construction margin (Note 26)	85,976	65,172	63,013
Agreement with the Municipality of Mauá (Note 10 (a))	280,774	-	-
Agreement with the Municipality of Santo André	-	1,336,908	-
Agreement with the municipality of Guarulhos	-	-	928,014
Total	1,095,285	2,125,943	2,201,112